SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Advertising Expense	$ 52,132	$ 30,904
Shipping, Handling and Transportation Costs	25,062	803,970
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 2,539,170	$ 2,508,735
Statutory Accounting Practices, Statutory Capital and Surplus, Variations	appropriations are based on after-tax net earnings as determined in accordance with the PRC generally accepted accounting principles, after offsetting any prior years losses. Appropriation to the statutory surplus reserve is based on an amount at least equal to 10% of after-tax net earnings until the reserve is equal to 50% of the entitys registered capital. Appropriation to the statutory public welfare fund is based on 5% to 10% of after-tax net earnings and is not mandatory.
Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life	50 years
Value Added Tax [Member]
Effective Income Tax Rate Reconciliation, Percent	13.00%
One Customer [Member]
Concentration Risk, Percentage	13.00%	10.00%
Two Customer [Member]
Concentration Risk, Percentage		10.00%
Supplier Concentration Risk [Member] | Vendors One [Member]
Concentration Risk, Percentage	66.86%	20.30%
Supplier Concentration Risk [Member] | Vendors Two [Member]
Concentration Risk, Percentage	20.64%	16.27%
Supplier Concentration Risk [Member] | Vendors Three [Member]
Concentration Risk, Percentage		10.40%
Supplier Concentration Risk [Member] | Vendors Four [Member]
Concentration Risk, Percentage		10.12%